Summary of Federal Income Tax Expense Attributable to Income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Summary of percentage computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests
Deferred tax assets remeasurement	$ 541
Government fee on reclassification of AMT	$ (11,000,000)